DEBT (Details - Convertible debt) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Principal outstanding	$ 382,616	$ 378,263
Less: unamortized debt discount	(48,125)
Convertible notes, net	$ 334,491	$ 378,263